General	6 Months Ended
Jun. 30, 2026
General
General

1.	General

BeLive Holdings (“the Company”, and together with its subsidiaries, “the Group”) was incorporated on February 24, 2023 and domiciled in the Cayman Islands. The address of its registered office is Appleby Global Services (Cayman) Limited, 71 Fort Street, PO Box 500, George Town, Grand Cayman, KY1-1106, Cayman Islands.

BeLive Technology Group Ltd. (“BeLive BVI”), a wholly-owned subsidiary of the Company, was incorporated on March 7, 2023 and domiciled in British Virgin Islands. The address of its registered office is at Mandar House, 3rd Floor, Johnson’s Ghut, Tortola, British Virgin Islands.

BeLive Technology Pte. Ltd. (“BeLive SG”), a wholly-owned subsidiary of BeLive BVI, was incorporated on June 18, 2014 and domiciled in Singapore. The address of its registered office is at 26A Ann Siang Road, #03-00, Singapore 069706.

BeLive Technology (Vietnam) Company Ltd. (“BeLive Vietnam”), a wholly-owned subsidiary of BeLive SG, was incorporated on June 16, 2021 and domiciled in Vietnam. The address of its registered office is at 133 Duong Ba Trac, Ward 1, District 8, Ho Chi Minh City, Vietnam.

BeLive New Media Ltd. (“BeLive New Media”), a wholly-owned subsidiary of the Company, was incorporated on June 26, 2025 and domiciled in British Virgin Islands. The address of its registered office is at Mandar House, 3rd Floor, Johnson’s Ghut, Tortola, British Virgin Islands.

BeLive AI Studios Pte Ltd (“BeLive AI”), a wholly-owned subsidiary of BeLive New Media, was incorporated on July 07, 2025 and domiciled in Singapore. The address of its registered office is at 26A Ann Siang Road, #03-00, Singapore 069706.

The principal activities of the Group are those related to development of software and programming activities and providing consultancy service, and creative agency dealing in content production and campaign marketing.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-month ended June 30, 2026

(in Singapore Dollars)

1.	General (Continued)

Information about subsidiaries

Details of the Company’s principal subsidiaries are as follows:-

Name	Principal activities	Country of business/incorporation
BeLive BVI	Investment holding	British Virgin Islands

BeLive SG	Development of other software and programming activities and providing consultancy service	Singapore

BeLive Vietnam	Computer programming, computer consultancy and system administration	Vietnam

BeLive New Media	Creative agency dealing in content production and campaign marketing	British Virgin Islands

BeLive AI Studio Pte. Limited	Creative agency dealing in content production and campaign marketing	Singapore